LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.15%
Aerospace & Defense–1.30%
†Axon Enterprise, Inc.	28,165	$ 3,260,099
Curtiss-Wright Corp.	16,015	2,228,647
Hexcel Corp.	35,080	1,814,337
†Mercury Systems, Inc.	23,990	973,994
Woodward, Inc.	25,095	2,014,125
		10,291,202
Air Freight & Logistics–0.22%
†GXO Logistics, Inc.	49,476	1,734,629
		1,734,629
Airlines–0.11%
†JetBlue Airways Corp.	135,083	895,600
		895,600
Auto Components–1.37%
†Adient PLC	39,547	1,097,429
Dana, Inc.	53,481	611,288
†Fox Factory Holding Corp.	17,628	1,394,022
Gentex Corp.	98,075	2,338,108
†Goodyear Tire & Rubber Co.	117,960	1,190,216
Lear Corp.	24,765	2,964,123
†Visteon Corp.	11,730	1,244,084
		10,839,270
Automobiles–0.44%
Harley-Davidson, Inc.	55,479	1,935,108
Thor Industries, Inc.	22,745	1,591,695
		3,526,803
Banks–7.53%
Associated Banc-Corp.	62,577	1,256,546
Bank of Hawaii Corp.	16,761	1,275,847
Bank OZK	46,386	1,835,030
Cadence Bank	76,107	1,933,879
Cathay General Bancorp	30,994	1,192,029
Commerce Bancshares, Inc.	45,504	3,010,545
Cullen/Frost Bankers, Inc.	26,749	3,536,753
East West Bancorp, Inc.	58,778	3,946,355
First Financial Bankshares, Inc.	54,065	2,261,539
First Horizon Corp.	223,826	5,125,615
FNB Corp.	146,296	1,697,034
Fulton Financial Corp.	69,807	1,102,951
Glacier Bancorp, Inc.	46,201	2,269,855
Hancock Whitney Corp.	35,753	1,637,845
Home BancShares, Inc.	79,557	1,790,828
International Bancshares Corp.	22,163	941,928
Old National Bancorp	122,169	2,012,123
PacWest Bancorp	49,035	1,108,191
Pinnacle Financial Partners, Inc.	31,874	2,584,981
Prosperity Bancshares, Inc.	38,046	2,536,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Synovus Financial Corp.	60,635	$ 2,274,419
†Texas Capital Bancshares, Inc.	20,807	1,228,237
UMB Financial Corp.	18,104	1,525,986
Umpqua Holdings Corp.	90,534	1,547,226
United Bankshares, Inc.	56,122	2,006,362
Valley National Bancorp	175,292	1,893,154
Washington Federal, Inc.	27,147	813,867
Webster Financial Corp.	73,342	3,315,058
Wintrust Financial Corp.	25,356	2,067,782
		59,728,872
Beverages–0.45%
†Boston Beer Co., Inc. Class A	3,967	1,283,919
†Celsius Holdings, Inc.	16,722	1,516,351
Coca-Cola Consolidated, Inc.	1,920	790,522
		3,590,792
Biotechnology–1.77%
†Arrowhead Pharmaceuticals, Inc.	44,151	1,459,191
†Exelixis, Inc.	134,240	2,104,883
†Halozyme Therapeutics, Inc.	57,469	2,272,324
†Neurocrine Biosciences, Inc.	39,892	4,236,930
†United Therapeutics Corp.	18,985	3,975,079
		14,048,407
Building Products–2.45%
†Builders FirstSource, Inc.	65,101	3,835,751
Carlisle Cos., Inc.	21,575	6,049,846
Lennox International, Inc.	13,449	2,994,689
Owens Corning	40,142	3,155,563
Simpson Manufacturing Co., Inc.	18,005	1,411,592
†Trex Co., Inc.	45,958	2,019,394
		19,466,835
Capital Markets–1.86%
Affiliated Managers Group, Inc.	15,972	1,786,468
Evercore, Inc. Class A	15,021	1,235,477
Federated Hermes, Inc.	35,319	1,169,765
Interactive Brokers Group, Inc. Class A	42,897	2,741,547
Janus Henderson Group PLC	55,278	1,122,696
Jefferies Financial Group, Inc.	77,567	2,288,227
SEI Investments Co.	42,951	2,106,747
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Stifel Financial Corp.	44,274	$ 2,298,264
		14,749,191
Chemicals–2.35%
Ashland, Inc.	20,775	1,973,002
Avient Corp.	35,655	1,080,346
Cabot Corp.	23,499	1,501,351
Chemours Co.	64,710	1,595,101
†Ingevity Corp.	14,944	906,055
NewMarket Corp.	2,882	866,992
Olin Corp.	56,304	2,414,316
RPM International, Inc.	53,811	4,482,994
Scotts Miracle-Gro Co.	16,809	718,585
Sensient Technologies Corp.	17,535	1,215,877
Valvoline, Inc.	73,837	1,871,030
		18,625,649
Commercial Services & Supplies–1.47%
Brink's Co.	19,706	954,559
†Clean Harbors, Inc.	20,987	2,308,150
†IAA, Inc.	55,787	1,776,816
MillerKnoll, Inc.	31,518	491,681
MSA Safety, Inc.	15,341	1,676,465
†Stericycle, Inc.	38,449	1,619,087
Tetra Tech, Inc.	22,240	2,858,507
		11,685,265
Communications Equipment–0.87%
†Calix, Inc.	23,675	1,447,490
†Ciena Corp.	62,444	2,524,611
†Lumentum Holdings, Inc.	28,781	1,973,513
†Viasat, Inc.	31,514	952,668
		6,898,282
Construction & Engineering–1.92%
AECOM	58,250	3,982,552
†Dycom Industries, Inc.	12,324	1,177,312
EMCOR Group, Inc.	20,584	2,377,040
†Fluor Corp.	59,174	1,472,841
†MasTec, Inc.	23,836	1,513,586
MDU Resources Group, Inc.	84,820	2,319,827
Valmont Industries, Inc.	8,906	2,392,330
		15,235,488
Construction Materials–0.21%
Eagle Materials, Inc.	15,719	1,684,762
		1,684,762
Consumer Finance–0.50%
Bread Financial Holdings, Inc.	20,715	651,487
FirstCash Holdings, Inc.	15,918	1,167,585
Navient Corp.	46,357	680,984
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
SLM Corp.	104,855	$ 1,466,922
		3,966,978
Containers & Packaging–0.88%
AptarGroup, Inc.	27,253	2,589,852
Greif, Inc. Class A	11,066	659,202
Silgan Holdings, Inc.	34,884	1,466,523
Sonoco Products Co.	40,671	2,307,266
		7,022,843
Diversified Consumer Services–1.08%
Graham Holdings Co. Class B	1,618	870,452
†Grand Canyon Education, Inc.	13,332	1,096,557
H&R Block, Inc.	66,568	2,831,803
Service Corp. International	65,768	3,797,444
		8,596,256
Diversified Financial Services–0.31%
Voya Financial, Inc.	40,843	2,471,001
		2,471,001
Diversified Telecommunication Services–0.57%
†Frontier Communications Parent, Inc.	92,900	2,176,647
†Iridium Communications, Inc.	52,969	2,350,235
		4,526,882
Electric Utilities–1.41%
ALLETE, Inc.	23,771	1,189,739
Hawaiian Electric Industries, Inc.	45,661	1,582,610
IDACORP, Inc.	21,089	2,088,022
OGE Energy Corp.	83,507	3,044,665
PNM Resources, Inc.	35,803	1,637,271
Portland General Electric Co.	37,224	1,617,755
		11,160,062
Electrical Equipment–2.27%
Acuity Brands, Inc.	13,645	2,148,678
EnerSys	16,940	985,400
Hubbell, Inc.	22,390	4,992,970
nVent Electric PLC	69,444	2,195,125
Regal Rexnord Corp.	27,729	3,892,043
†SunPower Corp.	35,708	822,712
†Sunrun, Inc.	88,471	2,440,915
†Vicor Corp.	9,223	545,448
		18,023,291
Electronic Equipment, Instruments & Components–2.98%
†Arrow Electronics, Inc.	26,767	2,467,650
Avnet, Inc.	39,487	1,426,270

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	18,155	$ 1,089,663
Cognex Corp.	72,326	2,997,913
†Coherent Corp.	54,069	1,884,305
†IPG Photonics Corp.	13,822	1,165,886
Jabil, Inc.	57,376	3,311,169
Littelfuse, Inc.	10,326	2,051,673
National Instruments Corp.	55,194	2,083,022
†Novanta, Inc.	14,867	1,719,368
TD SYNNEX Corp.	17,591	1,428,213
Vishay Intertechnology, Inc.	54,508	969,697
Vontier Corp.	65,731	1,098,365
		23,693,194
Energy Equipment & Services–0.54%
ChampionX Corp.	84,646	1,656,522
NOV, Inc.	163,842	2,650,964
		4,307,486
Entertainment–0.16%
World Wrestling Entertainment, Inc. Class A	18,038	1,265,726
		1,265,726
Equity Real Estate Investment Trusts–7.69%
Apartment Income REIT Corp.	64,313	2,483,768
Brixmor Property Group, Inc.	124,995	2,308,658
Corporate Office Properties Trust	46,893	1,089,324
Cousins Properties, Inc.	63,165	1,474,903
Douglas Emmett, Inc.	73,322	1,314,663
EastGroup Properties, Inc.	18,172	2,622,946
EPR Properties	31,290	1,122,059
First Industrial Realty Trust, Inc.	55,088	2,468,493
Healthcare Realty Trust, Inc. Class A	158,731	3,309,541
Highwoods Properties, Inc.	43,874	1,182,843
Independence Realty Trust, Inc.	92,525	1,547,943
JBG SMITH Properties	41,719	775,139
Kilroy Realty Corp.	43,873	1,847,492
Kite Realty Group Trust	91,395	1,573,822
Lamar Advertising Co. Class A	36,337	2,997,439
Life Storage, Inc.	35,198	3,898,531
Macerich Co.	89,256	708,693
Medical Properties Trust, Inc.	249,850	2,963,221
National Retail Properties, Inc.	73,875	2,944,658
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
National Storage Affiliates Trust	35,596	$ 1,480,082
Omega Healthcare Investors, Inc.	97,650	2,879,699
Park Hotels & Resorts, Inc.	93,600	1,053,936
Pebblebrook Hotel Trust	54,628	792,652
Physicians Realty Trust	94,551	1,422,047
PotlatchDeltic Corp.	33,619	1,379,724
Rayonier, Inc.	61,074	1,830,388
Rexford Industrial Realty, Inc.	71,354	3,710,408
Sabra Health Care REIT, Inc.	96,340	1,263,981
SL Green Realty Corp.	26,821	1,077,131
Spirit Realty Capital, Inc.	56,870	2,056,419
STORE Capital Corp.	110,838	3,472,555
		61,053,158
Food & Staples Retailing–1.57%
†BJ's Wholesale Club Holdings, Inc.	56,386	4,105,465
Casey's General Stores, Inc.	15,537	3,146,553
†Grocery Outlet Holding Corp.	36,792	1,224,806
†Performance Food Group Co.	64,653	2,776,846
†Sprouts Farmers Market, Inc.	44,821	1,243,783
		12,497,453
Food Products–1.53%
†Darling Ingredients, Inc.	66,893	4,424,972
Flowers Foods, Inc.	80,485	1,987,175
Ingredion, Inc.	27,330	2,200,611
Lancaster Colony Corp.	8,278	1,244,018
†Pilgrim's Pride Corp.	18,945	436,114
†Post Holdings, Inc.	22,706	1,859,848
		12,152,738
Gas Utilities–1.45%
National Fuel Gas Co.	38,156	2,348,502
New Jersey Resources Corp.	40,138	1,553,341
ONE Gas, Inc.	22,582	1,589,547
†Southwest Gas Holdings, Inc.	25,713	1,793,482
Spire, Inc.	21,898	1,364,902
UGI Corp.	87,335	2,823,540
		11,473,314
Health Care Equipment & Supplies–3.77%
†Enovis Corp.	19,869	915,365
†Envista Holdings Corp.	68,152	2,236,067
†Globus Medical, Inc. Class A	32,160	1,915,771

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Haemonetics Corp.	21,405	$ 1,584,612
†ICU Medical, Inc.	8,374	1,261,124
†Inari Medical, Inc.	20,043	1,455,924
†Integra LifeSciences Holdings Corp.	30,303	1,283,635
†LivaNova PLC	22,335	1,133,948
†Masimo Corp.	20,158	2,845,503
†Neogen Corp.	90,141	1,259,270
†NuVasive, Inc.	21,715	951,334
†Omnicell, Inc.	18,473	1,607,705
†Penumbra, Inc.	15,804	2,996,439
†QuidelOrtho Corp.	22,621	1,616,949
†Shockwave Medical, Inc.	14,986	4,167,157
†STAAR Surgical Co.	20,037	1,413,610
†Tandem Diabetes Care, Inc.	26,850	1,284,773
		29,929,186
Health Care Providers & Services–2.62%
†Acadia Healthcare Co., Inc.	37,891	2,962,318
†Amedisys, Inc.	13,532	1,309,762
Chemed Corp.	6,217	2,714,094
Encompass Health Corp.	41,619	1,882,427
†HealthEquity, Inc.	35,191	2,363,779
†LHC Group, Inc.	12,942	2,118,088
†Option Care Health, Inc.	64,478	2,029,123
Patterson Cos., Inc.	36,007	864,888
†Progyny, Inc.	31,111	1,152,974
†R1 RCM, Inc.	57,271	1,061,232
†Tenet Healthcare Corp.	45,002	2,321,203
		20,779,888
Hotels, Restaurants & Leisure–2.73%
Boyd Gaming Corp.	33,869	1,613,858
Choice Hotels International, Inc.	12,136	1,329,135
Churchill Downs, Inc.	13,837	2,548,084
Cracker Barrel Old Country Store, Inc.	9,506	880,065
†Light & Wonder, Inc. Class A	39,354	1,687,500
Marriott Vacations Worldwide Corp.	16,387	1,996,920
Papa John's International, Inc.	13,417	939,324
†Penn Entertainment, Inc.	66,138	1,819,456
Texas Roadhouse, Inc.	27,885	2,433,245
Travel & Leisure Co.	34,889	1,190,413
Wendy's Co.	71,010	1,327,177
Wingstop, Inc.	12,477	1,564,865
Wyndham Hotels & Resorts, Inc.	37,678	2,311,545
		21,641,587
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.34%
†Helen of Troy Ltd.	10,005	$ 964,882
KB Home	35,239	913,395
Leggett & Platt, Inc.	55,317	1,837,631
†Taylor Morrison Home Corp.	47,653	1,111,268
Tempur Sealy International, Inc.	71,845	1,734,338
Toll Brothers, Inc.	44,591	1,872,822
†TopBuild Corp.	13,502	2,224,860
		10,659,196
Household Products–0.09%
Energizer Holdings, Inc.	27,539	692,330
		692,330
Independent Power and Renewable Electricity Producers–0.20%
Ormat Technologies, Inc.	18,665	1,608,923
		1,608,923
Insurance–4.42%
†Alleghany Corp.	5,612	4,710,544
American Financial Group, Inc.	29,128	3,580,705
†Brighthouse Financial, Inc.	29,954	1,300,603
CNO Financial Group, Inc.	47,717	857,474
First American Financial Corp.	43,447	2,002,907
Hanover Insurance Group, Inc.	14,863	1,904,545
Kemper Corp.	26,633	1,098,877
Kinsale Capital Group, Inc.	8,980	2,293,672
Old Republic International Corp.	119,841	2,508,272
Primerica, Inc.	15,622	1,928,536
Reinsurance Group of America, Inc.	27,949	3,516,264
RenaissanceRe Holdings Ltd.	18,230	2,559,310
RLI Corp.	16,842	1,724,284
Selective Insurance Group, Inc.	25,164	2,048,350
Unum Group	78,417	3,042,579
		35,076,922
Interactive Media & Services–0.12%
†TripAdvisor, Inc.	43,453	959,442
		959,442
IT Services–2.01%
Concentrix Corp.	17,808	1,987,907
†Euronet Worldwide, Inc.	19,647	1,488,457
†ExlService Holdings, Inc.	13,800	2,033,568
Genpact Ltd.	70,411	3,081,889
†Kyndryl Holdings, Inc.	85,509	707,159
Maximus, Inc.	25,257	1,461,623

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Sabre Corp.	136,386	$ 702,388
Western Union Co.	160,902	2,172,177
†WEX, Inc.	18,425	2,338,870
		15,974,038
Leisure Products–1.16%
Brunswick Corp.	31,020	2,030,259
†Mattel, Inc.	147,346	2,790,733
Polaris, Inc.	23,351	2,233,523
†Topgolf Callaway Brands Corp.	58,015	1,117,369
†YETI Holdings, Inc.	35,900	1,023,868
		9,195,752
Life Sciences Tools & Services–1.46%
Azenta, Inc.	31,292	1,341,175
Bruker Corp.	42,017	2,229,422
†Medpace Holdings, Inc.	10,473	1,646,041
†Repligen Corp.	21,526	4,027,730
†Sotera Health Co.	42,500	289,850
†Syneos Health, Inc.	42,818	2,018,869
		11,553,087
Machinery–4.31%
AGCO Corp.	25,826	2,483,686
†Chart Industries, Inc.	14,959	2,757,692
Crane Holdings Co.	19,889	1,741,083
Donaldson Co., Inc.	51,537	2,525,828
Esab Corp.	18,964	632,639
Flowserve Corp.	54,514	1,324,690
Graco, Inc.	70,540	4,228,873
ITT, Inc.	34,495	2,253,903
Kennametal, Inc.	33,927	698,218
Lincoln Electric Holdings, Inc.	24,159	3,037,270
†Middleby Corp.	22,476	2,880,749
Oshkosh Corp.	27,267	1,916,597
Terex Corp.	28,280	841,047
Timken Co.	27,878	1,645,917
Toro Co.	43,618	3,772,085
Watts Water Technologies, Inc. Class A	11,389	1,431,939
		34,172,216
Marine–0.19%
†Kirby Corp.	25,006	1,519,615
		1,519,615
Media–0.80%
Cable One, Inc.	2,035	1,735,957
John Wiley & Sons, Inc. Class A	17,928	673,376
New York Times Co. Class A	69,019	1,984,296
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
TEGNA, Inc.	93,053	$ 1,924,336
		6,317,965
Metals & Mining–2.85%
Alcoa Corp.	75,049	2,526,149
†Cleveland-Cliffs, Inc.	215,771	2,906,435
Commercial Metals Co.	50,258	1,783,154
†MP Materials Corp.	38,700	1,056,510
Reliance Steel & Aluminum Co.	25,149	4,386,237
Royal Gold, Inc.	27,379	2,568,698
Steel Dynamics, Inc.	72,361	5,134,013
U.S. Steel Corp.	98,950	1,792,974
Worthington Industries, Inc.	12,601	480,602
		22,634,772
Mortgage Real Estate Investment Trusts (REITs)–0.39%
Annaly Capital Management, Inc.	179,807	3,085,488
		3,085,488
Multiline Retail–0.65%
Kohl's Corp.	53,583	1,347,612
Macy's, Inc.	112,509	1,763,016
Nordstrom, Inc.	46,713	781,509
†Ollie's Bargain Outlet Holdings, Inc.	24,243	1,250,939
		5,143,076
Multi-Utilities–0.38%
Black Hills Corp.	27,146	1,838,598
NorthWestern Corp.	23,421	1,154,187
		2,992,785
Oil, Gas & Consumable Fuels–3.42%
Antero Midstream Corp.	139,957	1,284,805
†CNX Resources Corp.	79,393	1,232,973
†DT Midstream, Inc.	40,349	2,093,709
Equitrans Midstream Corp.	180,518	1,350,275
HF Sinclair Corp.	60,600	3,262,704
Matador Resources Co.	46,745	2,286,765
Murphy Oil Corp.	60,951	2,143,647
PDC Energy, Inc.	40,162	2,320,962
†Range Resources Corp.	103,354	2,610,722
†Southwestern Energy Co.	464,790	2,844,515
Targa Resources Corp.	94,499	5,702,070
		27,133,147
Paper & Forest Products–0.20%
Louisiana-Pacific Corp.	30,813	1,577,317
		1,577,317
Personal Products–0.35%
†BellRing Brands, Inc.	56,495	1,164,362

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
†Coty, Inc. Class A	150,516	$ 951,261
Nu Skin Enterprises, Inc. Class A	20,937	698,668
		2,814,291
Pharmaceuticals–0.69%
†Jazz Pharmaceuticals PLC	26,145	3,484,867
Perrigo Co. PLC	56,151	2,002,345
		5,487,212
Professional Services–1.80%
†ASGN, Inc.	20,939	1,892,258
†CACI International, Inc. Class A	9,767	2,549,773
†FTI Consulting, Inc.	14,407	2,387,384
Insperity, Inc.	14,909	1,522,060
KBR, Inc.	57,997	2,506,630
ManpowerGroup, Inc.	21,567	1,395,169
Science Applications International Corp.	23,226	2,053,875
		14,307,149
Real Estate Management & Development–0.38%
†Jones Lang LaSalle, Inc.	19,987	3,019,436
		3,019,436
Road & Rail–1.77%
†Avis Budget Group, Inc.	12,035	1,786,716
Knight-Swift Transportation Holdings, Inc.	67,015	3,279,044
Landstar System, Inc.	15,194	2,193,558
Ryder System, Inc.	21,354	1,612,013
†Saia, Inc.	11,017	2,093,230
Werner Enterprises, Inc.	24,601	924,998
†XPO Logistics, Inc.	47,984	2,136,248
		14,025,807
Semiconductors & Semiconductor Equipment–3.40%
Amkor Technology, Inc.	41,717	711,275
†Cirrus Logic, Inc.	23,293	1,602,558
†First Solar, Inc.	41,350	5,469,365
†Lattice Semiconductor Corp.	57,276	2,818,552
†MACOM Technology Solutions Holdings, Inc.	21,313	1,103,800
MKS Instruments, Inc.	23,851	1,971,047
Power Integrations, Inc.	23,817	1,531,909
†Semtech Corp.	26,380	775,836
†Silicon Laboratories, Inc.	14,289	1,763,834
†SiTime Corp.	6,720	529,066
†Synaptics, Inc.	16,526	1,636,239
Universal Display Corp.	18,124	1,709,999
†Wolfspeed, Inc.	51,570	5,330,275
		26,953,755
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–3.45%
†ACI Worldwide, Inc.	47,570	$ 994,213
†Aspen Technology, Inc.	12,070	2,875,074
†Blackbaud, Inc.	18,580	818,635
†CommVault Systems, Inc.	18,690	991,318
†Dynatrace, Inc.	83,897	2,920,455
†Envestnet, Inc.	23,023	1,022,221
†Fair Isaac Corp.	10,533	4,339,701
†Manhattan Associates, Inc.	26,161	3,480,198
†NCR Corp.	57,103	1,085,528
†Paylocity Holding Corp.	17,062	4,121,838
†Qualys, Inc.	14,562	2,029,797
†Teradata Corp.	42,879	1,331,822
†Ziff Davis, Inc.	19,684	1,347,960
		27,358,760
Specialty Retail–2.91%
†AutoNation, Inc.	16,113	1,641,431
Dick's Sporting Goods, Inc.	23,742	2,484,363
†Five Below, Inc.	23,146	3,186,510
Foot Locker, Inc.	33,642	1,047,275
†GameStop Corp. Class A	105,424	2,649,305
Gap, Inc.	88,693	728,170
Lithia Motors, Inc.	11,482	2,463,463
Murphy USA, Inc.	8,961	2,463,468
†RH	8,339	2,051,978
†Victoria's Secret & Co.	34,767	1,012,415
Williams-Sonoma, Inc.	28,682	3,380,174
		23,108,552
Technology Hardware, Storage & Peripherals–0.08%
Xerox Holdings Corp.	46,721	611,111
		611,111
Textiles, Apparel & Luxury Goods–1.83%
†Capri Holdings Ltd.	57,575	2,213,183
Carter's, Inc.	16,266	1,065,911
Columbia Sportswear Co.	14,762	993,483
†Crocs, Inc.	25,715	1,765,592
†Deckers Outdoor Corp.	11,066	3,459,342
Hanesbrands, Inc.	145,235	1,010,835
PVH Corp.	27,930	1,251,264
†Skechers USA, Inc. Class A	56,261	1,784,599
†Under Armour, Inc. Class A	162,014	1,019,709
		14,563,918
Thrifts & Mortgage Finance–0.61%
Essent Group Ltd.	44,922	1,566,430
MGIC Investment Corp.	126,484	1,621,525
New York Community Bancorp, Inc.	194,436	1,658,539
		4,846,494
Trading Companies & Distributors–0.99%
GATX Corp.	14,724	1,253,749

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. Class A	19,758	$ 1,438,580
†Univar Solutions, Inc.	69,553	1,581,635
Watsco, Inc.	13,851	3,566,078
		7,840,042
Water Utilities–0.52%
Essential Utilities, Inc.	99,473	4,116,193
		4,116,193
Total Common Stock (Cost $633,643,983)		786,910,881

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.70%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	5,601,004	$ 5,601,004
Total Money Market Fund (Cost $5,601,004)		5,601,004

TOTAL INVESTMENTS–99.85% (Cost $639,244,987)	792,511,885
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,163,197
NET ASSETS APPLICABLE TO 75,970,847 SHARES OUTSTANDING–100.00%	$793,675,082

† Non-income producing.

The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
32	E-mini S&P MidCap 400 Index	$7,066,240	$7,502,238	12/16/22	$—	$(435,998)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$786,910,881	$—	$—	$786,910,881
Money Market Fund	5,601,004	—	—	5,601,004
Total Investments	$792,511,885	$—	$—	$792,511,885
Derivatives:

Liabilities:
Futures Contract	$(435,998)	$—	$—	$(435,998)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–9